Finance income and finance expense (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance income and finance expense [Abstract]
Schedule of finance income and finance expense
	2020	2019	2018
Interest income	258	17,882	—
Net foreign currency exchange gain	3,207,649	1,343,153	1,103,067
Revaluation gain from derivative financial instruments	—	663,725	1,350,071
Total finance income	3,207,907	2,024,760	2,453,138
Interest expense (incl. Bank charges)	135,151	28,628	1,070,177
Net foreign currency exchange loss	3,541,202	1,562,725	1,242,938
Revaluation loss from derivative financial instruments	2,250,222	—	—
Transaction costs	219,615	—	—
Total finance expense	6,146,190	1,591,353	2,313,115
Finance (expense)/income, net	(2,938,283)	433,407	140,023